Income Tax - Schedule of Other Comprehensive Income or Equity (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Other Comprehensive Income or Equity [Abstract]
Accounting profit before tax	$ 961,566	$ 800,653	$ (1,112,790)
Less: Net profit/(loss) of the Lytus BVI and non-taxable loss/(profit) of GHSI	(324,502)	114,296	(3,134,953)
Net Accounting profit	1,286,069	686,357	2,022,163
At Indian statutory income tax rate of 25.17%	323,678	224,878	508,979
Accelerated tax depreciation	(98,194)	(131,667)	(139,328)
Others mainly timing differences	(100,026)	19,728	27,474
Exchange differences	(4,811)	6,299	(9,718)
Current income tax expense reported on consolidated statements of profit or loss and other comprehensive income	$ 120,647	$ 119,238	$ 387,407